Convertible loan notes - Additional Information (Detail) - Novartis [member]	6 Months Ended
Jun. 30, 2022 £ / shares
Disclosure of detailed information about borrowings [line items]
Conversion price per share	£ 0.265
Borrowing interest rate	6.00%
Expiry date of warrants	2023-02
June 2020 private placement [member]
Disclosure of detailed information about borrowings [line items]
Conversion price per share	£ 0.174
Borrowing interest rate	6.00%
Expiry date of warrants	2023-06